Basis of preparation (Tables)	3 Months Ended
Mar. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Foreign currency exchange rate
A subsidiary of the Company, ADCT UK, has a functional currency of the British Pound (“GBP”). The following exchange rates have been used for the translation of the financial statements of ADCT UK:

	Three Months Ended March 31,
	2022	2021
USD / GBP
Closing rate, GBP 1	1.31336	1.37665
Weighted average exchange rate, GBP 1	1.34361	1.38246
Basis of Consolidation